Acquisitions and Divestitures - Purchase Price Allocation (Details) - USD ($) $ in Thousands			8 Months Ended
	Dec. 31, 2018	Apr. 27, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchase Price Allocation
Goodwill	$ 2,108,536		$ 2,108,536	$ 2,012,904	$ 1,925,518
STAT-Dx
Purchase Price Allocation
Cash consideration	148,780	$ 148,780
Fair value of contingent consideration	37,377	36,751
Purchase price	186,157	185,531
Cash and cash equivalents	7,357	7,357	7,357
Prepaid expenses and other current assets	1,432	1,432	1,432
Inventory	1,868	1,868	1,868
Income tax receivables	2,213	2,213	2,213
Accounts payable	(1,412)	(1,412)	(1,412)
Accruals and other current liabilities	(1,785)	(560)	(1,785)
Fixed and other long-term assets	6,306	6,434	6,306
Goodwill	117,621	97,268	117,621
Deferred tax liability on fair value of identifiable intangible assets acquired	(3,043)	(9,169)	(3,043)
Total	186,157	185,531	186,157
Difference
Cash consideration			0
Fair value of contingent consideration			626
Fair value of contingent consideration			626
Cash and cash equivalents			0
Prepaid expenses and other current assets			0
Inventories			0
Income tax receivables			0
Accounts payable			0
Accruals and other current liabilities			(1,225)
Fixed and other long-term assets			(128)
Goodwill			20,353
Deferred tax liability on fair value of identifiable intangible assets acquired			6,126
Total			626
STAT-Dx | Developed technology
Purchase Price Allocation
Intangible assets	31,300	80,100	31,300
Difference
Intangible assets			(48,800)
STAT-Dx | In-process research and development
Purchase Price Allocation
Intangible assets	$ 24,300	$ 0	24,300
Difference
Intangible assets			$ 24,300